Statements Of Consolidated Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues:
Nonaffiliates	$ 3,958	$ 3,205	$ 2,923
Affiliates		715	955
Total operating revenues	3,958	3,920	3,878
Operating expenses:
Wholesale transmission service	929	894	802
Operation and maintenance (Note 12)	762	754	724
Depreciation and amortization	762	785	863
Provision in lieu of income taxes (Notes 1,4 and 12)	255	259	260
Taxes other than amounts related to income taxes	462	451	450
Total operating expenses	3,170	3,143	3,099
Operating income	788	777	779
Other income and (deductions) - net (Note 13)	(15)	(15)	(22)
Nonoperating provision in lieu of income taxes (Note 4)	12	(5)	(8)
Interest expense and related charges (Note 13)	342	336	333
Net income	$ 419	$ 431	$ 432